INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Associates
Market Value	R$ 2,056,990	R$ 1,447,150
AES Tiete
Associates
Market Value	509,019	312,908
Coelce
Associates
Market Value	301,218	244,042
Energisa S.A.
Associates
Market Value	449,718	298,283
Companhia Energetica de Sao Paulo - CESP
Associates
Market Value	214,488	134,146
Centrais Eletricas do ParA - CELPA
Associates
Market Value	81,376	52,077
Centrais Eletricas de Santa Catarina - CELESC
Associates
Market Value	213,556	206,795
Companhia Energetica de Pernambuco - CELPE
Associates
Market Value	30,225	33,854
Companhia Paranaense de Energia - COPEL
Associates
Market Value	105,776	45,617
CGEEP
Associates
Market Value	20,982	16,845
Companhia Energetica de Brasilia - CEB
Associates
Market Value	R$ 18,439	10,218
CTEEP
Associates
Shareholding (in percent)	36.05%
CTEEP | Fair value
Associates
Market Value	R$ 5,389,526	4,031,053
CEMAR
Associates
Shareholding (in percent)	33.55%
CEMAR | Fair value
Associates
Market Value	R$ 2,624,872	1,760,599
CEEE-GT
Associates
Shareholding (in percent)	32.59%
CEEE-GT | Fair value
Associates
Market Value	R$ 1,268,004	663,577
CEEE-D
Associates
Shareholding (in percent)	32.59%
CEEE-D | Fair value
Associates
Market Value	R$ 315,467	118,344
EMAE
Associates
Shareholding (in percent)	39.02%
EMAE | Fair value
Associates
Market Value	R$ 532,395	R$ 263,386